OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-INTEREST INCOME [Abstract]
Other Non-interest Income
Other non-interest income for the years ended December 31 follows:

	2020	2019	2018
	(In thousands)

Investment and insurance commissions	$1,971	$1,658	$1,971
ATM fees	1,197	1,403	1,457
Bank owned life insurance	910	1,111	970
Other	3,443	5,110	4,362
Total other non-interest income	$7,521	$9,282	$8,760